Cover	6 Months Ended
May 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Current Fiscal Year End Date	--11-30
Entity File Number	000-19884
Entity Registrant Name	LIQUID MEDIA GROUP LTD.
Entity Central Index Key	0000884247
Entity Address, Address Line One	67 East 57th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5T 1G7